SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 13:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Revenues:

1.	Classified by geographical destination:

	Year ended December 31,
	2011	2010	2009

North America	$3,242	$3,045	$2,765
Europe	6,371	4,765	5,857
Asia	4,261	3,596	2,152
South America (Excluding Brazil)	2,308	2,093	712
Brazil	5,234	4,107	-
Other	571	1,567	432

	$21,987	$19,173	$11,918

2.
Major customers:

During 2011 and 2009, the Company did not have any customer whose purchases contributed to more than 10% of the total respective consolidated revenues. In 2010, the Company had one customer in Brazil whose purchases contributed approximately 13% of the total consolidated revenues.

3.	Substantially all of the Company's long-lived assets are located in Israel.

b.	Financial expenses, net:

	Year ended December 31,
	2011	2010	2009

Financial income:
Exchange translation	$-	$-	$23
Interest from banks	20	11	4

	20	11	27

Financial expenses:
Interest and bank charges on short- term bank credit	(74)	(15)	(16)
Interest and accretion of discount on long-term loan	-	(186)	(236)
Revaluation of warrants presented at fair value	-	(524)	(215)
Exchange translation	(330)	(8)	-

	(404)	(733)	(467)

Financial expenses, net	$(384)	$(722)	$(440)